Risks arising from Financial instruments - Schedule of Commodity Derivatives Outstanding (Detail) - Commodity price risk [member] - Commodity derivatives [member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 1,828	$ 2,224
Aluminum swap [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	1,184	1,433
Exchange traded sugar futures [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	74	54
Natural gas and energy derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	202	255
Corn swaps [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	160	195
Exchange traded wheat futures [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	83	20
Rice swaps [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	76	209
Plastic derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 50	$ 59